Business Combinations - Schedule of Business Acquisition, Pro Forma Information (Details) - CIT Group Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business acquisition, pro forma net income (loss)	$ 1,225	$ 1,497
Interest income
Business Acquisition [Line Items]
Business acquisition, pro forma revenue	3,413	2,867
Noninterest income
Business Acquisition [Line Items]
Business acquisition, pro forma revenue	$ 1,705	$ 2,537